CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (8,257,402)	$ (1,154,650)	$ (16,791,770)	$ (1,076,823)
Adjustments for reconcile net loss to net cash used in operating activities:
Depreciation	2,696	2,222	4,855	3,447
Stock-based compensation	0	0	13,568,137
Loss on disposal of property and equipment	0	257	256
Changes in operating assets and liabilities:
Inventories	0	0		163,259
Deposit, upfront payments and other receivables	(79,808)	(200,363)	(2,805)	(18,878)
Accruals and other payables	3,098,928	14,039	574,119	121,253
Due from promissory note	333,594	0	(333,594)
Operating lease liabilities	904	(3,037)	(1,976)	2,565
Defered underwriting fee payable	2,257,500	0
Net cash used in operations	(2,643,587)	(1,341,532)	(2,982,778)	(805,177)
Cash flows from investing activities
Purchase of property and equipment	0	(5,735)	(5,735)	(3,888)
Effect of reverse capitalisation of PNAC	1,217,737	0
Cash generated/(used) in investing activities	1,217,737	(5,735)	(5,735)	(3,888)
Cash flows from financing activities
Capital contribution from non-controlling interest	0	0	67
Proceeds from immediate holding company	1,509,326	1,496,657	3,388,520	873,066
Cash generated from financing activities	1,509,326	1,496,657	3,388,587	873,066
Increase/(decrease) in cash and cash equivalents	83,476	149,390	400,074	64,001
Effect of exchange rate changes	(75,881)	(16,567)	(463,911)	(14,065)
Cash and cash equivalents at beginning of period	17,789	81,626	81,626	31,690
Cash and cash equivalents at end of period	25,384	214,449	17,789	81,626
Cash paid during the period for:
Interest	0	0
Supplemental disclosure of non-cash investing and financing information:
Issuance of ordinary shares for commitment fee	2,251,497	0
Issuance of ordinary shares for conversion of debt	$ 0	$ 790,287	$ 790,287	$ 1,547,804